Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, less accumulated depreciation	$ 1,237	[1]	$ 1,241	[1]	$ 1,243
United States
Property, Plant and Equipment [Line Items]
Property, plant and equipment, less accumulated depreciation			788		787
Europe, Africa, and Middle East (EuAfME)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, less accumulated depreciation			224		229
Canada and Latin America (CLAR)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, less accumulated depreciation			72		75
Asia Pacific (APAC)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, less accumulated depreciation			$ 157		$ 152

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.